MERGER (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended
		Sep. 30, 2022	Jul. 25, 2022	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2022
Stock issued during period, shares, new issues					190.2726308
Preferred stock			$ 30,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net			$ 5,964,000
Common stock, shares outstanding			8,400,000	10,066,667	10,066,667	0
Share Price			$ 0.71
Gain (Loss) on Disposition of Assets		$ 4
Management Fee Expense					$ 4,363
Common Stock [Member]
Stock issued during period, shares, new issues				1,666,667
Stock Issued During Period, Shares, Conversion of Convertible Securities			42,253,521
Fortium Holdings Corp [Member]
Common stock, shares outstanding			60,000,000	8,400,000	8,400,000
Series A Preferred Stock [Member]
Stock issued during period, shares, new issues			1,200
Preferred stock	[1]			$ 1	$ 1	$ 1
Stock Issued During Period, Shares, Conversion of Convertible Securities			1,200
Series A Preferred Stock [Member] | Fortium Holdings Corp [Member]
Stock issued during period, shares, new issues			1,200
Preferred stock			$ 30,000,000
Percentage of issued and outstanding			80.00%

[1]	On July 25, 2022, White River Holdings Corp. (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”), in a share exchange. White River Holdings’ parent, Ecoark Holdings, Inc. (“Ecoark”), was issued 1,200 shares of Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital.